Financial Results - Summary of Financial Income and Costs (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Results [Line Items]
Other financial income	$ 92,344,000	$ 103,589,000	$ 45,315,000
Financial income	358,081,000	293,843,000	276,457,000
Finance cost	1,071,759,000	869,535,000	773,157,000
Bank costs	56,188,000	106,079,000	46,304,000
Other finance cost	110,675,000	53,186,000	8,252,000
Enel Finance International NV (*) [Member]
Disclosure Of Financial Results [Line Items]
Other finance cost	43,874,000	0
Porfolio [Member]
Disclosure Of Financial Results [Line Items]
Finance cost	23,471,000	35,246,000	4,371,000
Board Of Subsidiaries [Member] | Edesur
Disclosure Of Financial Results [Line Items]
Finance cost	61,454,000	115,826,000	69,670,000
Board Of Subsidiaries [Member] | Enel Distribucin Sao Paulo And Enel Cien S.A. And Enel Distribucin Goias [Member]
Disclosure Of Financial Results [Line Items]
Legal Claims	61,187,000	44,440,000	50,801,000
CAMMESA [Member]
Disclosure Of Financial Results [Line Items]
Interest expense	$ 111,680	$ 120,898,000	$ 144,153,000